Transfer of Financial Assets - Roll-Forwards of Amount of Servicing Assets (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Transfers and Servicing [Abstract]
Beginning balance	¥ 76,456	¥ 79,723
Increase mainly from loans sold with servicing retained	5,037	3,340
Decrease mainly from amortization	(5,509)	(5,056)
Increase (Decrease) from the effects of changes in foreign exchange rates	(334)	(4,453)
Ending balance	¥ 75,650	¥ 73,554